Derivatives and Hedging, Offsetting Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	$ 6,545,454	$ 6,133,459
Gross Amounts Offset in the Statements of Financial Condition	(2,474,987)	(1,460,038)
Net Amounts Presented in the Statement of Financial Condition	4,070,467	4,673,421
Future Contract [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	4,533,559	5,404,721
Gross Amounts Offset in the Statements of Financial Condition	(797,767)	(1,139,524)
Net Amounts Presented in the Statement of Financial Condition	3,735,792	4,265,197
Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	2,011,895	728,738
Gross Amounts Offset in the Statements of Financial Condition	(1,677,220)	(320,514)
Net Amounts Presented in the Statement of Financial Condition	334,675	408,224
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	9,574,552	10,422,148
Gross Amounts Offset in the Statements of Financial Condition	(3,112,070)	(3,080,139)
Net Amounts Presented in the Statement of Financial Condition	6,462,482	7,342,009
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Future Contract [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	7,228,527	9,894,085
Gross Amounts Offset in the Statements of Financial Condition	(1,519,724)	(3,011,012)
Net Amounts Presented in the Statement of Financial Condition	5,708,803	6,883,073
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Assets [Line Items]
Gross Amounts Recognized	2,346,025	528,063
Gross Amounts Offset in the Statements of Financial Condition	(1,592,346)	(69,127)
Net Amounts Presented in the Statement of Financial Condition	$ 753,679	$ 458,936